Derivatives - Summary of Fair Value of Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Assets
Opening balance	$ 52,038	$ 13,485
Acquisition	906
Realized gain	(375)
Settlement	(13,178)
Unrealized (loss) gain in fair value	(37,354)	38,553
Closing balance	2,037	52,038
Derivatives	2,037
Derivatives		52,038
Derivative Liabilities
Opening balance	10,516	24,824
Unrealized loss (gain) in fair value	109,029	(14,247)
Realized gain on settlement	(2,829)
Settlement	(5,771)
Accretion		307
Translation	817	(368)
Closing balance	111,762	10,516
Derivatives		4,922
Derivatives	111,762	5,594
Forward Contracts
Derivative Assets
Opening balance		4,012
Unrealized (loss) gain in fair value	2,037	(4,012)
Closing balance	2,037
Derivatives	2,037
Derivative Liabilities
Opening balance	4,922	2,184
Unrealized loss (gain) in fair value	(1,826)	3,106
Realized gain on settlement	(2,829)
Settlement	(177)
Translation	(90)	(368)
Closing balance		4,922
Cross-currency interest rate swap contracts
Derivative Assets
Opening balance	52,038	9,473
Settlement	(13,904)
Unrealized (loss) gain in fair value	(38,134)	42,565
Closing balance		52,038
Derivative Liabilities
Opening balance		16,538
Unrealized loss (gain) in fair value	110,855	(16,538)
Translation	907
Closing balance	111,762
Derivatives	111,762
Currency options
Derivative Assets
Acquisition	906
Realized gain	(375)
Settlement	726
Unrealized (loss) gain in fair value	(1,257)
Put Liability
Derivative Liabilities
Opening balance	5,594	6,102
Unrealized loss (gain) in fair value		(815)
Settlement	$ (5,594)
Accretion		307
Closing balance		$ 5,594